CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Service Revenue, Non-related Party			$ 9,734,966	$ 3,440,312
Service revenue, related party	$ 158,518	$ 0	4,646,329	2,831,252
Service revenue	2,078,335	2,780,923
Total service revenue	2,236,853	2,780,923	14,381,295	6,271,564
Cost of revenue	(789,188)	(146,308)	(2,681,939)	(615,595)
Gross profit	1,447,665	2,634,615	11,699,356	5,655,969
Operating Expenses:
General and Administrative	805,268	1,889,190	(5,705,063)	(1,901,336)
Operations profit	642,397	745,425	5,994,293	3,754,633
Other revenue	48,283	83,515	303,665	82,960
Net Profit before income tax	690,680	828,940	6,297,958	3,837,593
Income tax expense	129,825	176,856	(1,122,283)	(1,162,556)
Net income attributable to non controlling interest	560,855	652,084	5,175,675	2,675,037
Other comprehensive income
Foreign currency translation adjustment	34,590	(51,933)	319,762	578,735
Total comprehensive income	$ 595,445	$ 600,151	$ 5,495,437	$ 3,253,772
Basic and diluted net income per share:	$ 0.00	$ 0.00	$ 0.02	$ 0.01
Weighted average number of shares outstanding; basic and diluted*	305,451,498	305,451,498	305,451,498	304,166,073